Income taxes - Deferred income tax expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes [Abstract]
Recognition of previously unrecognized tax loss and credit carryforwards	€ 33	€ 5	€ 72
Unrecognized tax loss and credit carryforwards	(26)	(351)	(41)
Changes to recognition of temporary differences	19	(602)	(112)
Prior year tax (expense) benefit	(9)	(13)	(2)
Tax rate changes	(12)	2	4
Origination and reversal of temporary differences, tax losses and tax credits	19	136	353
Deferred tax (expense) benefit	€ 24	€ (823)	€ 274